Description of Business (Details) - Schedule of assets and liabilities - VIE [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 1,276	$ 3,690	$ 1,260
Accounts receivable, net	4,678	6,823	2,462
Related parties		2,001
Other current assets	1,400	2,278	4,550
Total current assets	9,887	14,792	8,272
Property and equipment, net	163	176	208
Intangible assets	5,712	5,712	5,718
Long-term prepaid expenses	19	48	48
Right of use assets	669	711	530
Restricted cash	1,485	1,479	1,632
Deferred tax assets	840	793	369
Total long-term assets	8,888	8,919	8,505
Total assets	18,775	23,711	16,777
Current liabilities:
Short term loan from others		286	1,155
Trade accounts payable	1,915	4,817	697
Related party		4,002	4,583
Operating lease short term liability	269	230
Other current liabilities	2,754	4,515	2,401
Total current liabilities	9,175	13,850	8,836
Long-term liabilities:
Long term loan	379	377
Lease liability	327	257	106
Deferred tax liability	223	224	224
Total long-term liabilities	929	858	330
Total liabilities	$ 10,104	$ 14,708	$ 9,166